Earnings (loss) per Share	12 Months Ended
Dec. 31, 2014
Earnings (loss) per Share
Earnings (loss) per Share

20.Earnings (loss) per Share

Earnings (loss) per share were calculated as follows:

	For the year ended December 31
	2014	2013	2012
Net income (loss) attributable to shareholders	$(851)	$7,442	$(14,853)

Basic weighted average number of common shares outstanding	55,681,076	55,301,276	54,926,440

Effect of dilutive securities:
Stock options	—	501,062	—
Diluted weighted average number of common shares outstanding	55,681,076	55,802,338	54,926,440
Basic earnings (loss) per share	$(0.02)	$0.13	$(0.27)
Diluted earnings (loss) per share	$(0.02)	$0.13	$(0.27)

Anti-dilutive options were not included in the diluted EPS calculation for the years ended December 31, 2014 and December 31, 2012.